Net Finance Costs - Schedule of Information About Finance Income and Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of finance income and costs [line items]
Interest payable on financial liabilities at amortised cost and associated derivatives	£ 51	£ 48	£ 34
Interest on lease liabilities	(20)	(22)	(23)
Interest on deferred and contingent consideration	(1)	(2)	(4)
Fair value movements on investments held at fair value	(7)	(11)	0
Interest on provisions for uncertain tax positions	(3)	(7)	0
Fair value movement on derivatives	(9)	(19)	(20)
Net foreign exchange losses	(7)	(3)	0
Finance costs	(98)	(112)	(81)
Interest receivable on financial assets at amortised cost	14	25	16
Interest on lease receivables	3	4	4
Net finance income in respect of retirement benefits	25	21	26
Fair value movements on investments held at fair value	0	0	13
Net foreign exchange gains	0	0	3
Interest on provisions for uncertain tax positions	0	5	4
Fair value movement on derivatives	6	26	10
Finance income	48	81	76
Net finance costs	£ (50)	£ (31)	£ (5)